UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):[   ] is a restatement.
                                      [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Westchester Capital Management, Inc.
Address:    100 Summit Lake Drive
            Valhalla, NY 10595

Form 13F File Number:    28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frederick W. Green
Title:      President
Phone:      914-741-5600

Signature, Place, and Date of Signing:

   /s/ Frederick W. Green            Valhalla, New York       8/14/08
   ----------------------            ------------------       -------
         [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    88

Form 13F Information Table Value Total:    $1,138,499,751 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number           Name
1     28-11493                       Green & Smith Investment Management L.L.C.

FORM 13F

Westchester Capital Management, Inc.
June 30, 2008

Item 1                        Item 2     Item 3        Item 4             Item 5            Item 6     Item 7         Item 8
------                        ------     ------        ------      ---------------------    ------     ------  ------------------
                                                                                                                 Voting Authority
                             Title of               Fair Market       SHRS     SH/  PUT/  Investment           ------------------
Name of Issuer                Class       CUSIP        Value        PRN AMT    PRN  CALL  Discretion  Managers  Sole  Shared  None
----------------              -----       -----        -----        -------    ---  ----  ----------  --------  ----  ------  ----
Equities
COMMON STOCK
Allied Waste Industries,      COMMON    019589308         82,030       6,500   SH         (a) Sole              Sole
Inc.                          STOCK
Allied Waste Industries,      COMMON    019589308      1,810,970     143,500   SH         (b) Shared     1      Sole
Inc.                          STOCK
Anheuser-Busch Companies,     COMMON    035229103     96,932,048   1,560,400   SH         (a) Sole              Sole
Inc.                          STOCK
Anheuser-Busch Companies,     COMMON    035229103      7,727,728     124,400   SH         (b) Shared     1      Sole
Inc.                          STOCK
BCE Inc.                      COMMON    05534B760     47,751,247   1,369,675   SH         (a) Sole              Sole
                              STOCK
BCE Inc.                      COMMON    05534B760     10,069,362     288,825   SH         (b) Shared     1      Sole
                              STOCK
CHC Helicopter Corporation    COMMON    12541C203     11,103,631     360,700   SH         (a) Sole              Sole
                              STOCK
CHC Helicopter Corporation    COMMON    12541C203      1,262,126      41,000   SH         (b) Shared     1      Sole
                              STOCK
ChoicePoint Inc.              COMMON    170388102     41,042,300     851,500   SH         (a) Sole              Sole
                              STOCK
ChoicePoint Inc.              COMMON    170388102      4,550,080      94,400   SH         (b) Shared     1      Sole
                              STOCK
Clear Channel                 COMMON    184502102     83,839,360   2,381,800   SH         (a) Sole              Sole
Communications, Inc.          STOCK
Clear Channel                 COMMON    184502102     10,948,960     311,050   SH         (b) Shared     1      Sole
Communications, Inc.          STOCK
Corn Products                 COMMON    219023108     44,945,472     915,200   SH         (a) Sole              Sole
International, Inc.           STOCK
Corn Products                 COMMON    219023108      4,164,528      84,800   SH         (b) Shared     1      Sole
International, Inc.           STOCK
DRS Technologies, Inc.        COMMON    23330X100     42,620,268     541,416   SH         (a) Sole              Sole
                              STOCK
DRS Technologies, Inc.        COMMON    23330X100      3,731,328      47,400   SH         (b) Shared     1      Sole
                              STOCK
Diebold, Incorporated         COMMON    253651103      5,932,609     166,740   SH         (a) Sole              Sole
                              STOCK
Diebold, Incorporated         COMMON    253651103        629,766      17,700   SH         (b) Shared     1      Sole
                              STOCK
Electronic Data Systems       COMMON    285661104     58,650,592   2,380,300   SH         (a) Sole              Sole
Corporation                   STOCK
Electronic Data Systems       COMMON    285661104      3,846,304     156,100   SH         (b) Shared     1      Sole
Corporation                   STOCK
Energy East Corporation       COMMON    29266M109     30,105,178   1,317,847   SH         (a) Sole              Sole
                              STOCK
Energy East Corporation       COMMON    29266M109      2,726,616     110,300   SH         (b) Shared     1      Sole
                              STOCK
Getty Images, Inc.            COMMON    374276103     13,473,603     397,100   SH         (a) Sole              Sole
                              STOCK
Getty Images, Inc.            COMMON    374276103      1,794,897      52,900   SH         (b) Shared     1      Sole
                              STOCK
Greenfield Online, Inc.       COMMON    395150105      2,075,372     139,100   SH         (a) Sole              Sole
                              STOCK
Greenfield Online, Inc.       COMMON    395150105        162,628      10,900   SH         (b) Shared     1      Sole
                              STOCK
Grey Wolf, Inc.               COMMON    397888108     11,645,991   1,289,700   SH         (a) Sole              Sole
                              STOCK
Grey Wolf, Inc.               COMMON    397888108      1,463,763     162,100   SH         (b) Shared     1      Sole
                              STOCK
Harris Corporation            COMMON    413875105     18,792,378     372,200   SH         (a) Sole              Sole
                              STOCK
Harris Corporation            COMMON    413875105      2,367,981      46,900   SH         (b) Shared     1      Sole
                              STOCK
Hilb Rogal and Hobbs          COMMON    431294107     29,000,858     667,300   SH         (a) Sole              Sole
Company                       STOCK
Hilb Rogal and Hobbs          COMMON    431294107      3,181,272      73,200   SH         (b) Shared     1      Sole
Company                       STOCK
Huntsman Corporation          COMMON    447011107     24,768,210   2,172,650   SH         (a) Sole              Sole
                              STOCK
Huntsman Corporation          COMMON    447011107      2,774,008     243,334   SH         (b) Shared     1      Sole
                              STOCK
JPMorgan Chase & Co.          COMMON    46625H100      3,124,783      91,075   SH         (a) Sole              Sole
                              STOCK
JPMorgan Chase & Co.          COMMON    46625H100        875,248      25,510   SH         (b) Shared     1      Sole
                              STOCK
Motorola, Inc.                COMMON    620076109     11,315,711   1,541,650   SH         (a) Sole              Sole
                              STOCK
Motorola, Inc.                COMMON    620076109      1,031,637     140,550   SH         (b) Shared     1      Sole
                              STOCK
Nymex Holdings Inc.           COMMON    62948N104     46,587,341     551,460   SH         (a) Sole              Sole
                              STOCK
Nymex Holdings Inc.           COMMON    62948N104      4,320,307      51,140   SH         (b) Shared     1      Sole
                              STOCK
Nationwide Financial          COMMON    638612101     31,703,644     660,355   SH         (a) Sole              Sole
Services, Inc.                STOCK
Nationwide Financial          COMMON    638612101      3,432,715      71,500   SH         (b) Shared     1      Sole
Services, Inc.                STOCK
NAVTEQ                        COMMON    63936L100     57,796,200     750,600   SH         (a) Sole              Sole
                              STOCK
NAVTEQ                        COMMON    63936L100      6,013,700      78,100   SH         (b) Shared     1      Sole
                              STOCK
Nextwave Wireless Inc.        COMMON    65337Y102      3,807,437     942,435   SH         (a) Sole              Sole
                              STOCK
Nextwave Wireless Inc.        COMMON    65337Y102      1,581,983     391,580   SH         (b) Shared     1      Sole
                              STOCK
PHH Corporation               COMMON    693320202      3,928,418     255,923   SH         (a) Sole              Sole
                              STOCK
PHH Corporation               COMMON    693320202      1,028,450      67,000   SH         (b) Shared     1      Sole
                              STOCK
Penn National Gaming, Inc.    COMMON    707569109      8,738,724     271,811   SH         (a) Sole              Sole
                              STOCK
Penn National Gaming, Inc.    COMMON    707569109        943,956      29,361   SH         (b) Shared     1      Sole
                              STOCK
Puget Energy, Inc.            COMMON    745310102     20,022,054     834,600   SH         (a) Sole              Sole
                              STOCK
Puget Energy, Inc.            COMMON    745310102      2,055,943      85,700   SH         (b) Shared     1      Sole
                              STOCK
Rio Tinto plc ADR             COMMON    767204100      4,628,250       9,350   SH         (a) Sole              Sole
                              STOCK
Rio Tinto plc ADR             COMMON    767204100        321,750         650   SH         (b) Shared     1      Sole
                              STOCK
Rural Cellular Corporation    COMMON    781904107     39,441,468     886,126   SH         (a) Sole              Sole
                              STOCK
Rural Cellular Corporation    COMMON    781904107      7,083,410     159,142   SH         (b) Shared     1      Sole
                              STOCK
SAFECO Corporation            COMMON    786429100     61,046,157     908,966   SH         (a) Sole              Sole
                              STOCK
SAFECO Corporation            COMMON    786429100      5,460,108      81,300   SH         (b) Shared     1      Sole
                              STOCK
Take-Two Interactive          COMMON    874054109     23,799,252     930,749   SH         (a) Sole              Sole
Software, Inc.                STOCK
Take-Two Interactive          COMMON    874054109      2,794,290     109,280   SH         (b) Shared     1      Sole
Software, Inc.                STOCK
Third Wave Technologies       COMMON    88428W108        874,263      78,339   SH         (a) Sole              Sole
                              STOCK
Thomson Reuters Corporation   COMMON    884903105        737,360      23,064   SH         (a) Sole              Sole
                              STOCK
Thomson Reuters Corporation   COMMON    884903105        285,686       8,936   SH         (b) Shared     1      Sole
                              STOCK
3Com Corporation              COMMON    885535104      8,894,905   4,195,710   SH         (a) Sole              Sole
                              STOCK
3Com Corporation              COMMON    885535104      1,193,395     562,922   SH         (b) Shared     1      Sole
                              STOCK
Time Warner Inc.              COMMON    887317105     12,580,000     850,000   SH         (a) Sole              Sole
                              STOCK
The TriZetto Group, Inc.      COMMON    896882107      8,752,972     409,400   SH         (a) Sole              Sole
                              STOCK
The TriZetto Group, Inc.      COMMON    896882107      1,367,251      63,950   SH         (b) Shared     1      Sole
                              STOCK
United Rentals, Inc.          COMMON    911363109        853,035      43,500   SH         (a) Sole              Sole
                              STOCK
United Rentals, Inc.          COMMON    911363109      1,527,619      77,900   SH         (b) Shared     1      Sole
                              STOCK
Wm. Wrigley Jr. Company       COMMON    982526105     85,169,100   1,095,000   SH         (a) Sole              Sole
                              STOCK
Wm. Wrigley Jr. Company       COMMON    982526105      8,244,680     106,000   SH         (b) Shared     1      Sole
                              STOCK
XM Satellite Radio Holdings   COMMON    983759101         39,200       5,000   SH         (a) Sole              Sole
Inc.                          STOCK
XM Satellite Radio Holdings   COMMON    983759101        977,648     124,700   SH         (b) Shared     1      Sole
Inc.                          STOCK
Yahoo! Inc.                   COMMON    984332106     15,755,316     762,600   SH         (a) Sole              Sole
                              STOCK
Yahoo! Inc.                   COMMON    984332106      1,499,916      72,600   SH         (b) Shared     1      Sole
                              STOCK


PUTS
KBW Insurance ETF              PUTS      kie.su          748,440       1,215        PUT   (a) Sole              Sole
KBW Insurance ETF              PUTS      kie.su           83,160         135        PUT   (b) Shared     1      Sole
SPDR Trust Series 1            PUTS      sfb.tk        4,059,800       3,064        PUT   (a) Sole              Sole
SPDR Trust Series 1            PUTS      sfb.tk          424,000         320        PUT   (b) Shared     1      Sole
Telecom HOLDRs Trust           PUTS      tth.th        3,016,700       3,110        PUT   (a) Sole              Sole
Telecom HOLDRs Trust           PUTS      tth.th          292,940         302        PUT   (b) Shared     1      Sole
Utilities Selct Sector SPDR    PUTS      xkj.sq          306,908       1,358        PUT   (a) Sole              Sole
Utilities Select Sector        PUTS      xkj.sq           29,832         132        PUT   (b) Shared     1      Sole
SPDR
Materials Select Sector        PUTS      xlb.uw        1,502,460       1,964        PUT   (a) Sole              Sole
SPDR Trst
Material Select Sector SPDR    PUTS      xlb.uw          185,130         242        PUT   (b) Shared     1      Sole
Trst
Energy Select Sector SPDR      PUTS      xtg.uq          197,290         218        PUT   (a) Sole              Sole
Fund
Energy Select Sector SPDR      PUTS      xtg.uq           44,345          49        PUT   (b) Shared     1      Sole
Fund

Grand Total
                                                   1,138,499,751
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